UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report | March 31, 2024
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Target Index Funds | Annual Report1

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2024
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	9.77%
Target 2010 Passive Composite Index	9.93%
Fund Category: Morningstar Target-Date 2000-2010[1]	8.54%
Performance Details	pages 7-9

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	10.54%
Target 2015 Passive Composite Index	10.76%
Fund Category: Morningstar Target-Date 2015[1]	9.72%
Performance Details	pages 10-12

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	11.14%
Target 2020 Passive Composite Index	11.30%
Fund Category: Morningstar Target-Date 2020[1]	10.66%
Performance Details	pages 13-15

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	12.29%
Target 2025 Passive Composite Index	12.52%
Fund Category: Morningstar Target-Date 2025[1]	11.61%
Performance Details	pages 16-18

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	15.05%
Target 2030 Passive Composite Index	15.26%
Fund Category: Morningstar Target-Date 2030[1]	13.69%
Performance Details	pages 19-21

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	17.00%
Target 2035 Passive Composite Index	17.23%
Fund Category: Morningstar Target-Date 2035[1]	16.14%
Performance Details	pages 22-24
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2024
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	18.56%
Target 2040 Passive Composite Index	18.76%
Fund Category: Morningstar Target-Date 2040[1]	18.35%
Performance Details	pages 25-27

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	19.78%
Target 2045 Passive Composite Index	20.02%
Fund Category: Morningstar Target-Date 2045[1]	20.00%
Performance Details	pages 28-30

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	20.58%
Target 2050 Passive Composite Index	20.78%
Fund Category: Morningstar Target-Date 2050[1]	20.84%
Performance Details	pages 31-33

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	20.98%
Target 2055 Passive Composite Index	21.21%
Fund Category: Morningstar Target-Date 2055[1]	21.11%
Performance Details	pages 34-36

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	21.30%
Target 2060 Passive Composite Index	21.56%
Fund Category: Morningstar Target-Date 2060[1]	21.40%
Performance Details	pages 37-39

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	21.62%
Target 2065 Passive Composite Index	21.81%
Fund Category: Morningstar Target-Date 2065+[1]	21.54%
Performance Details	pages 40-42
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Target Index Funds | Annual Report3

Schwab Target Index Funds
The Investment Environment

For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 29.88%. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning 29.87% and 19.71%, respectively. Outside the United States, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 15.32%, while the MSCI Emerging Markets Index (Net)* returned 8.15%. The Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned 1.70%.
Economies around the world grew out of sync as they wrestled with record levels of government debt, rising geopolitical tensions, and weak productivity gains that stifled economic growth. The U.S. economy continued to show unexpected resilience over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% the prior quarter, but GDP fell to 3.4% for the fourth quarter. Although inflationary pressures began to ease, with prices for goods generally dropping, prices for services kept inflation elevated. Inflation remained above the U.S. Federal Reserve’s (Fed’s) historical 2% target over the reporting period but generally declined throughout much of the period, as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive. The unemployment rate remained low though ticked up slightly over the second half of the reporting period.
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2024

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

Oil prices were volatile but ultimately rose slightly over the reporting period. Eurozone GDP expanded slightly for the second quarter of 2023 as inflationary pressures eased, contracted slightly for the third quarter of 2023 as financing conditions remained tight, and was flat for the fourth quarter of 2023. The United Kingdom posted a small gain in GDP growth for the first quarter of 2023, was flat for the second quarter of 2023, but contracted by small—but growing—percentages for the third and fourth quarters of 2023 amid a broad-based decline in services as well as a drop in household spending. In Japan, GDP rose for the second quarter of 2023, contracted in the third quarter of 2023, and rose slightly for the fourth quarter amid declines in private consumption for three straight quarters and despite a rise in net trade and capital expenditures. Among emerging markets, China’s GDP remained positive throughout 2023 as the government’s various policies seeking to help the economy have offset the impact of a prolonged property crisis and weak trade. India’s GDP also grew throughout 2023, driven primarily by robust performance in services, manufacturing, construction, finance, real estate, and utilities.
In its efforts to lower inflation, the Fed raised interest rates in May and July 2023, increasing the federal funds rate to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December 2023, and January and March 2024, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet. Central banks outside the United States also battled with persistently high, albeit waning, inflation. After raising rates four times between May and September 2023, the European Central Bank held its rate steady since October 2023 as inflation and pricing pressures showed signs of continued easing. Similarly, the Bank of England raised its rate three times between April and August 2023 before holding rates steady through the remainder of the reporting period, leaving borrowing costs at a 15-year high. In contrast, after eight years of negative rates, the Bank of Japan raised its short-term interest rate target for the first time since 2007, from -0.1% to a range of 0.0% to 0.1%, as inflation exceeded the central bank’s target and salaries rose. Monetary policy in emerging markets varied. Some central banks, including China, lowered their policy rates during the reporting period to spur economic activity, some, including India, held rates steady, and some, including Russia, raised their rates one or more times over the reporting period.
As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period. Shorter-term bonds generally outperformed longer-term bonds. Yields on U.S. Treasuries rose through October in response to the Fed’s rate hikes but tempered as the reporting period progressed. The yield on the 10-year U.S. Treasury began the reporting period at 3.92%, rose to just shy of 5% in mid-October, and ended the reporting period at 4.20%. The yield on the three-month U.S. Treasury rose from 4.88% to 5.46% over the period.
Schwab Target Index Funds | Annual Report5

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at
Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the day-to-day funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for
Charles Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the day-to-day funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016.
Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank
Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in
2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

6Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund as of March 31, 2024

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 35.6% equity securities, 61.4% fixed-income securities, and 3.1% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 9.77%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 9.93% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF and Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 16% and 19%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab Short-Term U.S. Treasury ETF contributed to the total return of the fund, returning approximately 2% and 3%, respectively, for the reporting period. The Schwab U.S. TIPS ETF was the smallest contributor to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
Percentages may not add up to 100% due to rounding.
2
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report7

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	9.77%	4.87%	4.87%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2010 Passive Composite Index	9.93%	4.94%	4.95%
Fund Category: Morningstar Target-Date 2000-2010[3]	8.54%	4.37%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
8Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	28%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report9

Schwab Target 2015 Index Fund as of March 31, 2024

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 39.7% equity securities, 57.8% fixed-income securities, and 2.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 10.54%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 10.76% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF and Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 16% and 19%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab Short-Term U.S. Treasury ETF contributed to the total return of the fund, returning approximately 2% and 3%, respectively, for the reporting period. The Schwab U.S. TIPS ETF was the smallest contributor to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
10Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	10.54%	5.19%	5.14%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2015 Passive Composite Index	10.76%	5.29%	5.24%
Fund Category: Morningstar Target-Date 2015[3]	9.72%	5.07%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report11

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	22%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
12Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund as of March 31, 2024

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 42.4% equity securities, 55.4% fixed-income securities, and 2.2% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 11.14%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 11.30% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF and Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 16% and 19%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab Short-Term U.S. Treasury ETF contributed to the total return of the fund, returning approximately 2% and 3%, respectively, for the reporting period. The Schwab U.S. TIPS ETF was the smallest contributor to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report13

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	11.14%	5.48%	5.68%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2020 Passive Composite Index	11.30%	5.53%	5.74%
Fund Category: Morningstar Target-Date 2020[3]	10.66%	5.41%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
14Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report15

Schwab Target 2025 Index Fund as of March 31, 2024

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 47.3% equity securities, 50.8% fixed-income securities, and 1.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 12.29%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 12.52% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab Short-Term U.S. Treasury ETF contributed to the total return of the fund, returning approximately 2% and 3%, respectively, for the reporting period. The Schwab U.S. TIPS ETF was the smallest contributor to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
16Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	12.29%	6.44%	6.68%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2025 Passive Composite Index	12.52%	6.53%	6.77%
Fund Category: Morningstar Target-Date 2025[3]	11.61%	5.92%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report17

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
18Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund as of March 31, 2024

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 61.2% equity securities, 37.3% fixed-income securities, and 1.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 15.05%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 15.26% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF and Schwab Short-Term U.S. Treasury ETF contributed to the total return of the fund, returning approximately 2% and 3%, respectively, for the reporting period. The Schwab U.S. TIPS ETF was the smallest contributor to the total return of the fund, returning less than 1% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report19

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	15.05%	7.58%	7.70%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2030 Passive Composite Index	15.26%	7.64%	7.77%
Fund Category: Morningstar Target-Date 2030[3]	13.69%	6.99%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
20Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	11%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report21

Schwab Target 2035 Index Fund as of March 31, 2024

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 71.4% equity securities, 27.4% fixed-income securities, and 1.2% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 17.00%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 17.23% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 2% for the reporting period. The Schwab Short-Term U.S. Treasury ETF was the smallest contributor to the total return of the fund, returning approximately 3% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
22Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	17.00%	8.38%	8.42%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2035 Passive Composite Index	17.23%	8.45%	8.50%
Fund Category: Morningstar Target-Date 2035[3]	16.14%	8.04%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report23

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	10%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
24Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund as of March 31, 2024

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 79.5% equity securities, 19.6% fixed-income securities, and 0.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 18.56%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 18.76% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 2% for the reporting period. The Schwab Short-Term U.S. Treasury ETF was the smallest contributor to the total return of the fund, returning approximately 3% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report25

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	18.56%	9.02%	9.04%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2040 Passive Composite Index	18.76%	9.10%	9.12%
Fund Category: Morningstar Target-Date 2040[3]	18.35%	8.94%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
26Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report27

Schwab Target 2045 Index Fund as of March 31, 2024

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 86.3% equity securities, 13.0% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 19.78%. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 20.02% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 2% for the reporting period. The Schwab Short-Term U.S. Treasury ETF was the smallest contributor to the total return of the fund, returning approximately 3% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
28Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	19.78%	9.57%	9.51%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2045 Passive Composite Index	20.02%	9.66%	9.60%
Fund Category: Morningstar Target-Date 2045[3]	20.00%	9.55%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report29

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
30Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund as of March 31, 2024

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 90.8% equity securities, 8.6% fixed-income securities, and 0.6% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 20.58%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 20.78% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the smallest contributor to the total return of the fund, returning approximately 2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report31

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	20.58%	9.88%	9.77%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2050 Passive Composite Index	20.78%	9.97%	9.87%
Fund Category: Morningstar Target-Date 2050[3]	20.84%	9.77%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
32Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	7
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report33

Schwab Target 2055 Index Fund as of March 31, 2024

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 93.4% equity securities, 6.1% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 20.98%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 21.21% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the smallest contributor to the total return of the fund, returning approximately 2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
34Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	20.98%	10.08%	9.98%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2055 Passive Composite Index	21.21%	10.17%	10.07%
Fund Category: Morningstar Target-Date 2055[3]	21.11%	9.88%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report35

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	7
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
36Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund as of March 31, 2024

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 95.4% equity securities, 4.1% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 21.30%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 21.56% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the smallest contributor to the total return of the fund, returning approximately 2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
Schwab Target Index Funds | Annual Report37

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2024)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	21.30%	10.24%	10.10%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	14.23%	13.71%
Bloomberg US Aggregate Bond Index	1.70%	0.36%	0.68%
Target 2060 Passive Composite Index	21.56%	10.35%	10.20%
Fund Category: Morningstar Target-Date 2060[3]	21.40%	10.01%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
38Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	6
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Annual Report39

Schwab Target 2065 Index Fund as of March 31, 2024

The Schwab Target 2065 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2024, the fund’s asset allocation was approximately 97.0% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2024, U.S. and international equity markets rose, posting strong gains despite inflation remaining elevated, interest rates rising, three U.S. regional banks failing between early March and early May 2023 raising concerns about the stability of the banking sector, and geopolitical turmoil during much of the period. In the United States, inflation eased as the period progressed, as did the likelihood of further interest rate increases, and stocks staged a strong upsurge over the final five months of the period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the period slightly stronger than where it began. Among U.S. stocks, large-cap stocks outperformed small-cap stocks. As interest rates rose during the first half of the reporting period, bond yields climbed and bond prices fell. (Bond yields and bond prices typically move in opposite directions.) As the reporting period progressed and rates remained steady, bond prices recovered, with most U.S. bond markets posting positive returns for the reporting period.
Performance. For the 12-month reporting period ended March 31, 2024, the fund returned 21.62%. The fund’s internally calculated comparative index, the Target 2065 Passive Composite Index (the composite index), returned 21.81% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The Schwab U.S. Large-Cap ETF contributed the most to the total return of the fund, returning approximately 30% for the reporting period. The Schwab International Equity ETF, Schwab U.S. Small-Cap ETF, and Schwab Emerging Markets Equity ETF also contributed to the total return of the fund, returning approximately 16%, 19%, and 7%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 8% for the reporting period.
The fund’s fixed-income allocation also contributed to the total return of the fund. The Schwab U.S. Aggregate Bond ETF was the smallest contributor to the total return of the fund, returning approximately 2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.
40Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Performance of Hypothetical $10,000 Investment (February 25, 2021 – March 31, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	21.62%	6.24%	6.76%
Dow Jones U.S. Total Stock Market IndexSM	29.35%	9.63%	10.43%
Bloomberg US Aggregate Bond Index	1.70%	-2.46%	-2.52%
Target 2065 Passive Composite Index	21.81%	6.37%	6.67%
Fund Category: Morningstar Target-Date 2065+[2]	21.54%	5.80%	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
Schwab Target Index Funds | Annual Report41

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2024 (continued)

Statistics
Number of Holdings	6
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
42Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2023 and held through March 31, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/24[2]	EXPENSES PAID DURING PERIOD 10/1/23-3/31/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/23-3/31/24[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,109.30	$0.16	$0.42
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,115.10	$0.16	$0.42
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,119.70	$0.16	$0.42
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,128.10	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,148.00	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,162.60	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,174.20	$0.16	$0.43
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,182.60	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,188.30	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,191.60	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,194.10	$0.16	$0.44
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target Index Funds | Annual Report43

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/24[2]	EXPENSES PAID DURING PERIOD 10/1/23-3/31/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/23-3/31/24[4,5]
Schwab Target 2065 Index Fund
Actual Return	0.02%	0.08%	$1,000.00	$1,196.60	$0.11	$0.44
Hypothetical 5% Return	0.02%	0.08%	$1,000.00	$1,024.90	$0.10	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days in the period, and divided by 366 days in the fiscal year.

44Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$11.45	$12.37	$12.49	$10.70	$10.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.28	0.25	0.22	0.27
Net realized and unrealized gains (losses)	0.77	(0.90)	(0.04)	1.82	(0.19)
Total from investment operations	1.11	(0.62)	0.21	2.04	0.08
Less distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.25)	(0.21)	(0.25)
Distributions from net realized gains	—	(0.03)	(0.08)	(0.04)	(0.01)
Total distributions	(0.34)	(0.30)	(0.33)	(0.25)	(0.26)
Net asset value at end of period	$12.22	$11.45	$12.37	$12.49	$10.70
Total return	9.77%	(4.96%)	1.55%	19.04%	0.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.03%	0.04%[3]	0.03%	0.03%	0.03%
Gross operating expenses[2]	0.08%	0.08%[3]	0.08%	0.08%	0.08%
Net investment income (loss)	2.95%	2.49%	1.90%	1.83%	2.43%
Portfolio turnover rate	28%	15%	27%	21%	19%
Net assets, end of period (x 1,000)	$45,456	$44,032	$55,048	$55,137	$35,614

[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report45

Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 25.5%
Large-Cap 24.1%
Schwab U.S. Large-Cap ETF	$10,875,269	$2,224,536	($4,834,869 )	$946,006	$1,742,276	$10,953,218	176,494	$158,798
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	629,914	216,727	(325,572)	22,650	82,318	626,037	12,714	9,230
						11,579,255

International Stocks 7.6%
Developed Markets 7.6%
Schwab International Equity ETF	3,452,021	843,469	(1,239,328)	63,767	331,624	3,451,553	88,456	103,838

Real Estate 2.4%
U.S. REITs 2.4%
Schwab U.S. REIT ETF	1,135,505	311,705	(368,448)	(50,965)	94,448	1,122,245	55,283	37,843

Fixed Income 61.4%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	2,801,176	839,979	(628,011)	(93,594)	11,529	2,931,079	56,194	83,250
Intermediate-Term Bond 48.0%
Schwab U.S. Aggregate Bond ETF	20,081,514	6,735,843	(4,508,104)	(888,307)	414,058	21,835,004	474,674	696,388
Treasury Bond 6.9%
Schwab Short-Term U.S. Treasury ETF	2,988,583	1,053,682	(858,895)	(42,251)	4,246	3,145,365	65,243	119,314
						27,911,448

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	1,733,920	88,490	(644,000)	53	296	1,178,759	1,178,523	87,143
Total Affiliated Underlying Funds (Cost $39,911,990)	$43,697,902	$12,314,431	($13,407,227 )	($42,641 )	$2,680,795	$45,243,260		$1,295,804
Total Investments in Securities (Cost $39,911,990)						$45,243,260

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
46Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $39,911,990)		$45,243,260
Cash		143,192
Receivables:
Investments sold		210,696
Fund shares sold		57,412
Dividends	+	2,914
Total assets		45,657,474

Liabilities
Payables:
Investments bought		197,951
Fund shares redeemed		2,032
Investment adviser fees	+	1,400
Total liabilities		201,383
Net assets		$45,456,091

Net Assets by Source
Capital received from investors		$41,373,228
Total distributable earnings	+	4,082,863
Net assets		$45,456,091

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$45,456,091		3,720,314		$12.22

See financial notes
Schwab Target Index Funds | Annual Report47

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,295,804
Interest received from securities - unaffiliated issuers	+	6,265
Total investment income		1,302,069

Expenses
Investment adviser fees		34,745
Total expenses		34,745
Expense reduction	–	20,917
Net expenses	–	13,828
Net investment income		1,288,241

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(42,641)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	2,680,795
Net realized and unrealized gains		2,638,154
Increase in net assets resulting from operations		$3,926,395
See financial notes
48Schwab Target Index Funds | Annual Report

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$1,288,241	$1,169,464
Net realized losses		(42,641)	(846,498)
Net change in unrealized appreciation (depreciation)	+	2,680,795	(3,290,323)
Increase (decrease) in net assets resulting from operations		$3,926,395	($2,967,357 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,250,052 )	($1,129,436 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		930,564	$10,968,383	523,269	$6,009,667
Shares reinvested		92,999	1,109,470	92,142	1,013,558
Shares redeemed	+	(1,148,663)	(13,329,727)	(1,221,052)	(13,943,038)
Net transactions in fund shares		(125,100)	($1,251,874 )	(605,641)	($6,919,813 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,845,414	$44,031,622	4,451,055	$55,048,228
Total increase (decrease)	+	(125,100)	1,424,469	(605,641)	(11,016,606)
End of period		3,720,314	$45,456,091	3,845,414	$44,031,622
See financial notes
Schwab Target Index Funds | Annual Report49

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$11.54	$12.48	$12.58	$10.68	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.28	0.25	0.22	0.28
Net realized and unrealized gains (losses)	0.87	(0.94)	0.01 [2]	1.97	(0.26)
Total from investment operations	1.21	(0.66)	0.26	2.19	0.02
Less distributions:
Distributions from net investment income	(0.29)	(0.26)	(0.25)	(0.22)	(0.25)
Distributions from net realized gains	—	(0.02)	(0.11)	(0.07)	(0.01)
Total distributions	(0.29)	(0.28)	(0.36)	(0.29)	(0.26)
Net asset value at end of period	$12.46	$11.54	$12.48	$12.58	$10.68
Total return	10.54%	(5.13%)	1.92%	20.52%	(0.02%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.04%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.86%	2.48%	1.91%	1.85%	2.45%
Portfolio turnover rate	22%	18%	23%	30%	24%
Net assets, end of period (x 1,000)	$73,599	$57,305	$75,362	$73,384	$57,790

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
50Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 28.1%
Large-Cap 26.5%
Schwab U.S. Large-Cap ETF	$15,417,792	$5,629,307	($5,931,807 )	$716,962	$3,701,007	$19,533,261	314,748	$242,010
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	931,475	443,068	(396,584)	19,537	171,067	1,168,563	23,732	14,374
						20,701,824

International Stocks 8.8%
Developed Markets 8.8%
Schwab International Equity ETF	5,152,627	2,205,706	(1,616,855)	60,830	676,300	6,478,608	166,033	162,153

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	1,632,521	933,558	(602,462)	(42,467)	141,411	2,062,561	101,604	57,963

Fixed Income 58.0%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	3,414,689	1,565,079	(441,725)	(43,421)	(39,063)	4,455,559	85,421	105,688
Intermediate-Term Bond 45.4%
Schwab U.S. Aggregate Bond ETF	24,724,056	12,601,816	(3,409,684)	(596,030)	131,594	33,451,752	727,212	923,800
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	3,643,393	1,873,892	(718,749)	(28,655)	(15,989)	4,753,892	98,608	156,357
						42,661,203

Money Market Funds 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	2,041,417	105,847	(660,000)	64	328	1,487,656	1,487,358	104,508
Total Affiliated Underlying Funds (Cost $63,634,380)	$56,957,970	$25,358,273	($13,777,866 )	$86,820	$4,766,655	$73,391,852		$1,766,853
Total Investments in Securities (Cost $63,634,380)						$73,391,852

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report51

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $63,634,380)		$73,391,852
Cash		380,552
Receivables:
Investments sold		415,467
Fund shares sold		14,053
Dividends	+	3,678
Total assets		74,205,602

Liabilities
Payables:
Investments bought		410,960
Fund shares redeemed		193,009
Investment adviser fees	+	2,178
Total liabilities		606,147
Net assets		$73,599,455

Net Assets by Source
Capital received from investors		$65,357,515
Total distributable earnings	+	8,241,940
Net assets		$73,599,455

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$73,599,455		5,904,618		$12.46

See financial notes
52Schwab Target Index Funds | Annual Report

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,766,853
Interest received from securities - unaffiliated issuers	+	12,993
Total investment income		1,779,846

Expenses
Investment adviser fees		49,036
Total expenses		49,036
Expense reduction	–	30,692
Net expenses	–	18,344
Net investment income		1,761,502

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		86,820
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	4,766,655
Net realized and unrealized gains		4,853,475
Increase in net assets resulting from operations		$6,614,977
See financial notes
Schwab Target Index Funds | Annual Report53

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$1,761,502	$1,539,070
Net realized gains (losses)		86,820	(1,203,066)
Net change in unrealized appreciation (depreciation)	+	4,766,655	(4,382,765)
Increase (decrease) in net assets resulting from operations		$6,614,977	($4,046,761 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,653,672 )	($1,498,773 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,993,284	$23,774,896	779,418	$8,911,545
Shares reinvested		129,487	1,571,967	126,993	1,405,807
Shares redeemed	+	(1,183,513)	(14,013,949)	(1,981,817)	(22,829,003)
Net transactions in fund shares		939,258	$11,332,914	(1,075,406)	($12,511,651 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,965,360	$57,305,236	6,040,766	$75,362,421
Total increase (decrease)	+	939,258	16,294,219	(1,075,406)	(18,057,185)
End of period		5,904,618	$73,599,455	4,965,360	$57,305,236
See financial notes
54Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$12.04	$13.01	$13.05	$10.93	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.29	0.26	0.23	0.29
Net realized and unrealized gains (losses)	0.98	(0.98)	0.03	2.12	(0.29)
Total from investment operations	1.33	(0.69)	0.29	2.35	0.00 [2]
Less distributions:
Distributions from net investment income	(0.33)	(0.25)	(0.26)	(0.21)	(0.25)
Distributions from net realized gains	—	(0.03)	(0.07)	(0.02)	(0.00)[2]
Total distributions	(0.33)	(0.28)	(0.33)	(0.23)	(0.25)
Net asset value at end of period	$13.04	$12.04	$13.01	$13.05	$10.93
Total return	11.14%	(5.17%)	2.13%	21.51%	(0.17%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.84%	2.45%	1.92%	1.86%	2.46%
Portfolio turnover rate	21%	18%	18%	13%	22%
Net assets, end of period (x 1,000)	$276,326	$249,838	$286,650	$277,678	$172,353

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report55

Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.7%
Large-Cap 28.0%
Schwab U.S. Large-Cap ETF	$70,611,203	$10,707,832	($22,795,194 )	$3,216,499	$15,526,346	$77,266,686	1,245,032	$1,062,846
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,385,543	1,271,292	(1,710,013)	119,747	702,473	4,769,042	96,853	65,988
						82,035,728

International Stocks 9.7%
Developed Markets 9.7%
Schwab International Equity ETF	24,746,384	5,654,793	(6,590,588)	298,830	2,850,787	26,960,206	690,933	769,290

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	7,573,780	2,055,311	(1,805,563)	(320,073)	727,687	8,231,142	405,475	260,407

Fixed Income 55.4%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	14,247,608	3,605,488	(1,560,079)	(301,570)	(75,293)	15,916,154	305,141	434,301
Intermediate-Term Bond 43.5%
Schwab U.S. Aggregate Bond ETF	103,698,496	30,141,903	(11,469,327)	(2,590,047)	546,971	120,327,996	2,615,826	3,701,897
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	14,934,326	4,625,478	(2,591,483)	(132,808)	(52,262)	16,783,251	348,128	616,254
						153,027,401

Money Market Funds 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	7,071,391	1,500,926	(3,950,000)	602	1,253	4,624,172	4,623,247	394,983
Total Affiliated Underlying Funds (Cost $238,544,035)	$247,268,731	$59,563,023	($52,472,247 )	$291,180	$20,227,962	$274,878,649		$7,305,966
Total Investments in Securities (Cost $238,544,035)						$274,878,649

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
56Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $238,544,035)		$274,878,649
Cash		619,993
Receivables:
Investments sold		1,870,490
Fund shares sold		62,920
Dividends	+	11,431
Total assets		277,443,483

Liabilities
Payables:
Investments bought		1,089,136
Fund shares redeemed		19,518
Investment adviser fees	+	8,856
Total liabilities		1,117,510
Net assets		$276,325,973

Net Assets by Source
Capital received from investors		$245,209,240
Total distributable earnings	+	31,116,733
Net assets		$276,325,973

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$276,325,973		21,193,906		$13.04

See financial notes
Schwab Target Index Funds | Annual Report57

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$7,305,966
Interest received from securities - unaffiliated issuers	+	49,859
Total investment income		7,355,825

Expenses
Investment adviser fees		203,327
Total expenses		203,327
Expense reduction	–	114,814
Net expenses	–	88,513
Net investment income		7,267,312

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		291,180
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	20,227,962
Net realized and unrealized gains		20,519,142
Increase in net assets resulting from operations		$27,786,454
See financial notes
58Schwab Target Index Funds | Annual Report

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$7,267,312	$6,284,130
Net realized gains (losses)		291,180	(5,095,060)
Net change in unrealized appreciation (depreciation)	+	20,227,962	(16,767,788)
Increase (decrease) in net assets resulting from operations		$27,786,454	($15,578,718 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,995,291 )	($6,020,477 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,763,509	$58,979,736	3,928,458	$47,307,076
Shares reinvested		516,169	6,539,870	487,538	5,626,189
Shares redeemed	+	(4,836,459)	(59,822,435)	(5,697,110)	(68,146,747)
Net transactions in fund shares		443,219	$5,697,171	(1,281,114)	($15,213,482 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,750,687	$249,837,639	22,031,801	$286,650,316
Total increase (decrease)	+	443,219	26,488,334	(1,281,114)	(36,812,677)
End of period		21,193,906	$276,325,973	20,750,687	$249,837,639
See financial notes
Schwab Target Index Funds | Annual Report59

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$12.89	$13.98	$13.83	$10.92	$11.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.30	0.27	0.25	0.30
Net realized and unrealized gains (losses)	1.20	(1.11)	0.16	2.90	(0.61)
Total from investment operations	1.57	(0.81)	0.43	3.15	(0.31)
Less distributions:
Distributions from net investment income	(0.35)	(0.28)	(0.26)	(0.23)	(0.23)
Distributions from net realized gains	—	—	(0.02)	(0.01)	(0.00)[2]
Total distributions	(0.35)	(0.28)	(0.28)	(0.24)	(0.23)
Net asset value at end of period	$14.11	$12.89	$13.98	$13.83	$10.92
Total return	12.29%	(5.67%)	3.02%	28.91%	(2.89%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.04%	0.04%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.77%	2.34%	1.90%	1.90%	2.50%
Portfolio turnover rate	19%	18%	12%	15%	19%
Net assets, end of period (x 1,000)	$558,521	$477,437	$518,480	$443,433	$264,880

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
60Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 32.1%
Large-Cap 30.1%
Schwab U.S. Large-Cap ETF	$152,005,434	$22,003,397	($46,457,975 )	$5,559,207	$35,137,638	$168,247,701	2,711,049	$2,369,497
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	10,322,034	2,559,873	(3,788,808)	287,710	1,601,631	10,982,440	223,039	160,162
						179,230,141

International Stocks 12.0%
Developed Markets 11.0%
Schwab International Equity ETF	56,820,605	12,534,564	(15,296,454)	621,228	6,466,231	61,146,174	1,567,047	1,844,130
Emerging Markets 1.0%
Schwab Emerging Markets Equity ETF	5,419,999	745,694	(598,664)	(24,094)	201,364	5,744,299	227,497	217,175
						66,890,473

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	17,045,574	4,060,068	(3,583,215)	(745,048)	1,606,037	18,383,416	905,587	606,938

Fixed Income 50.8%
Inflation-Protected Bond 4.7%
Schwab U.S. TIPS ETF	18,689,143	9,260,003	(1,231,787)	(281,102)	(254,336)	26,181,921	501,954	583,626
Intermediate-Term Bond 41.1%
Schwab U.S. Aggregate Bond ETF	181,560,370	67,752,785	(15,740,930)	(3,811,894)	(47,095)	229,713,236	4,993,766	6,741,185
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	20,393,244	10,660,988	(2,941,927)	(208,084)	(79,579)	27,824,642	577,155	892,760
						283,719,799

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	10,991,065	2,118,799	(5,500,000)	537	2,155	7,612,556	7,611,033	610,610
Total Affiliated Underlying Funds (Cost $479,055,225)	$473,247,468	$131,696,171	($95,139,760 )	$1,398,460	$44,634,046	$555,836,385		$14,026,083
Total Investments in Securities (Cost $479,055,225)						$555,836,385

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab Target Index Funds | Annual Report61

Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2024 (continued)

At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
62Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $479,055,225)		$555,836,385
Cash		2,338,190
Receivables:
Investments sold		3,636,954
Fund shares sold		158,184
Dividends	+	18,818
Total assets		561,988,531

Liabilities
Payables:
Investments bought		2,627,488
Fund shares redeemed		822,290
Investment adviser fees	+	17,275
Total liabilities		3,467,053
Net assets		$558,521,478

Net Assets by Source
Capital received from investors		$491,486,782
Total distributable earnings	+	67,034,696
Net assets		$558,521,478

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$558,521,478		39,577,794		$14.11

See financial notes
Schwab Target Index Funds | Annual Report63

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$14,026,083
Interest received from securities - unaffiliated issuers	+	115,939
Total investment income		14,142,022

Expenses
Investment adviser fees		402,047
Total expenses		402,047
Expense reduction	–	232,239
Net expenses	–	169,808
Net investment income		13,972,214

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,398,460
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	44,634,046
Net realized and unrealized gains		46,032,506
Increase in net assets resulting from operations		$60,004,720
See financial notes
64Schwab Target Index Funds | Annual Report

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$13,972,214	$11,091,674
Net realized gains (losses)		1,398,460	(8,542,452)
Net change in unrealized appreciation (depreciation)	+	44,634,046	(32,454,052)
Increase (decrease) in net assets resulting from operations		$60,004,720	($29,904,830 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,408,237 )	($10,489,514 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,321,257	$151,219,438	8,390,855	$107,504,791
Shares reinvested		929,238	12,702,683	813,000	10,008,029
Shares redeemed	+	(9,714,193)	(129,434,050)	(9,262,234)	(118,162,006)
Net transactions in fund shares		2,536,302	$34,488,071	(58,379)	($649,186 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,041,492	$477,436,924	37,099,871	$518,480,454
Total increase (decrease)	+	2,536,302	81,084,554	(58,379)	(41,043,530)
End of period		39,577,794	$558,521,478	37,041,492	$477,436,924
See financial notes
Schwab Target Index Funds | Annual Report65

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$13.53	$14.73	$14.41	$10.86	$11.65
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.30	0.29	0.26	0.31
Net realized and unrealized gains (losses)	1.65	(1.23)	0.32	3.53	(0.86)
Total from investment operations	2.02	(0.93)	0.61	3.79	(0.55)
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.27)	(0.24)	(0.24)
Distributions from net realized gains	—	—	(0.02)	(0.00)[2]	(0.00)[2]
Total distributions	(0.33)	(0.27)	(0.29)	(0.24)	(0.24)
Net asset value at end of period	$15.22	$13.53	$14.73	$14.41	$10.86
Total return	15.05%	(6.19%)	4.11%	34.98%	(4.99%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.04%	0.04%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.59%	2.23%	1.88%	1.94%	2.53%
Portfolio turnover rate	11%	14%	9%	13%	13%
Net assets, end of period (x 1,000,000)	$1,091	$806	$803	$622	$353

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 40.3%
Large-Cap 37.4%
Schwab U.S. Large-Cap ETF	$310,299,790	$63,002,628	($55,470,726 )	$806,107	$89,540,627	$408,178,426	6,577,158	$5,188,526
Small-Cap 2.9%
Schwab U.S. Small-Cap ETF	24,281,579	8,463,531	(6,594,558)	(99,141)	5,073,193	31,124,604	632,100	402,417
						439,303,030

International Stocks 16.8%
Developed Markets 14.7%
Schwab International Equity ETF	122,994,893	34,923,445	(14,630,941)	(180,372)	17,587,129	160,694,154	4,118,251	4,215,973
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	18,308,667	6,330,216	(2,713,809)	(354,084)	1,064,120	22,635,110	896,440	784,527
						183,329,264

Real Estate 4.3%
U.S. REITs 4.3%
Schwab U.S. REIT ETF	36,139,721	12,041,869	(3,822,885)	(809,666)	2,975,881	46,524,920	2,291,868	1,368,716

Fixed Income 37.3%
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF	10,449,929	7,974,235	—	—	(279,056)	18,145,108	347,874	336,005
Intermediate-Term Bond 33.3%
Schwab U.S. Aggregate Bond ETF	247,065,354	130,728,362	(8,922,800)	(2,393,353)	(2,665,955)	363,811,608	7,908,948	9,702,696
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	15,829,720	11,319,712	(1,355,159)	(99,723)	(134,524)	25,560,026	530,181	734,815
						407,516,742

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	11,766,812	4,447,666	(6,100,000)	627	2,308	10,117,413	10,115,390	743,762
Total Affiliated Underlying Funds (Cost $921,179,861)	$797,136,465	$279,231,664	($99,610,878 )	($3,129,605 )	$113,163,723	$1,086,791,369		$23,477,437
Total Investments in Securities (Cost $921,179,861)						$1,086,791,369

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab Target Index Funds | Annual Report67

Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2024 (continued)

At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
68Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $921,179,861)		$1,086,791,369
Cash		7,324,143
Receivables:
Investments sold		4,988,120
Fund shares sold		806,350
Dividends	+	25,010
Total assets		1,099,934,992

Liabilities
Payables:
Investments bought		6,081,154
Fund shares redeemed		2,413,331
Investment adviser fees	+	30,885
Total liabilities		8,525,370
Net assets		$1,091,409,622

Net Assets by Source
Capital received from investors		$944,679,103
Total distributable earnings	+	146,730,519
Net assets		$1,091,409,622

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,091,409,622		71,695,765		$15.22

See financial notes
Schwab Target Index Funds | Annual Report69

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$23,477,437
Interest received from securities - unaffiliated issuers	+	218,065
Total investment income		23,695,502

Expenses
Investment adviser fees		719,081
Total expenses		719,081
Expense reduction	–	426,935
Net expenses	–	292,146
Net investment income		23,403,356

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,129,605)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	113,163,723
Net realized and unrealized gains		110,034,118
Increase in net assets resulting from operations		$133,437,474
See financial notes
70Schwab Target Index Funds | Annual Report

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$23,403,356	$16,940,185
Net realized losses		(3,129,605)	(13,779,545)
Net change in unrealized appreciation (depreciation)	+	113,163,723	(51,481,169)
Increase (decrease) in net assets resulting from operations		$133,437,474	($48,320,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,109,143 )	($15,856,833 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,076,834	$328,689,263	14,406,249	$192,423,626
Shares reinvested		1,442,084	21,068,850	1,190,037	15,315,776
Shares redeemed	+	(12,350,043)	(175,232,463)	(10,565,240)	(140,666,686)
Net transactions in fund shares		12,168,875	$174,525,650	5,031,046	$67,072,716

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,526,890	$805,555,641	54,495,844	$802,660,287
Total increase	+	12,168,875	285,853,981	5,031,046	2,895,354
End of period		71,695,765	$1,091,409,622	59,526,890	$805,555,641
See financial notes
Schwab Target Index Funds | Annual Report71

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$14.02	$15.31	$14.86	$10.81	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.30	0.30	0.26	0.31
Net realized and unrealized gains (losses)	2.00	(1.32)	0.44	4.04	(1.06)
Total from investment operations	2.37	(1.02)	0.74	4.30	(0.75)
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.28)	(0.24)	(0.26)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	(0.33)	(0.27)	(0.29)	(0.25)	(0.26)
Net asset value at end of period	$16.06	$14.02	$15.31	$14.86	$10.81
Total return	17.00%	(6.59%)	4.88%	39.84%	(6.72%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.04%	0.04%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.48%	2.16%	1.88%	1.93%	2.53%
Portfolio turnover rate	10%	13%	12%	12%	12%
Net assets, end of period (x 1,000)	$793,378	$523,537	$488,322	$372,100	$196,194

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
72Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 42.2%
Schwab U.S. Large-Cap ETF	$225,386,787	$75,761,272	($36,080,074 )	($121,281 )	$70,141,611	$335,088,315	5,399,425	$4,033,930
Small-Cap 3.6%
Schwab U.S. Small-Cap ETF	19,928,155	9,661,016	(5,264,928)	(52,852)	4,437,302	28,708,693	583,036	352,317
						363,797,008

International Stocks 20.6%
Developed Markets 17.5%
Schwab International Equity ETF	93,527,714	37,430,857	(6,524,113)	(255,235)	14,577,965	138,757,188	3,556,053	3,398,383
Emerging Markets 3.1%
Schwab Emerging Markets Equity ETF	17,165,962	7,809,606	(1,398,395)	(199,893)	964,604	24,341,884	964,035	793,882
						163,099,072

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	27,039,246	13,882,385	(2,970,793)	(738,317)	2,498,928	39,711,449	1,956,229	1,090,895

Fixed Income 27.4%
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond ETF	125,605,418	92,285,583	(6,428,366)	(1,690,086)	(843,769)	208,928,780	4,541,930	5,218,794
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	4,864,168	4,152,289	(351,933)	(24,980)	(44,135)	8,595,409	178,291	240,416
						217,524,189

Money Market Funds 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	3,573,719	4,025,900	(3,000,000)	420	803	4,600,842	4,599,922	328,491
Total Affiliated Underlying Funds (Cost $657,629,117)	$517,091,169	$245,008,908	($62,018,602 )	($3,082,224 )	$91,733,309	$788,732,560		$15,457,108
Total Investments in Securities (Cost $657,629,117)						$788,732,560

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report73

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $657,629,117)		$788,732,560
Cash		4,630,642
Receivables:
Investments sold		3,484,465
Fund shares sold		914,423
Dividends	+	11,373
Total assets		797,773,463

Liabilities
Payables:
Investments bought		3,919,818
Fund shares redeemed		456,035
Investment adviser fees	+	19,526
Total liabilities		4,395,379
Net assets		$793,378,084

Net Assets by Source
Capital received from investors		$675,025,530
Total distributable earnings	+	118,352,554
Net assets		$793,378,084

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$793,378,084		49,388,006		$16.06

See financial notes
74Schwab Target Index Funds | Annual Report

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$15,457,108
Interest received from securities - unaffiliated issuers	+	159,201
Total investment income		15,616,309

Expenses
Investment adviser fees		494,534
Total expenses		494,534
Expense reduction	–	311,090
Net expenses	–	183,444
Net investment income		15,432,865

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,082,224)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	91,733,309
Net realized and unrealized gains		88,651,085
Increase in net assets resulting from operations		$104,083,950
See financial notes
Schwab Target Index Funds | Annual Report75

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$15,432,865	$10,221,948
Net realized losses		(3,082,224)	(8,853,162)
Net change in unrealized appreciation (depreciation)	+	91,733,309	(31,694,793)
Increase (decrease) in net assets resulting from operations		$104,083,950	($30,326,007 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,475,491 )	($9,490,510 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,855,393	$265,925,539	10,313,847	$142,154,893
Shares reinvested		908,329	13,906,525	692,849	9,214,883
Shares redeemed	+	(6,712,782)	(99,599,140)	(5,569,167)	(76,338,740)
Net transactions in fund shares		12,050,940	$180,232,924	5,437,529	$75,031,036

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,337,066	$523,536,701	31,899,537	$488,322,182
Total increase	+	12,050,940	269,841,383	5,437,529	35,214,519
End of period		49,388,006	$793,378,084	37,337,066	$523,536,701
See financial notes
76Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$14.41	$15.80	$15.24	$10.76	$11.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.30	0.31	0.26	0.32
Net realized and unrealized gains (losses)	2.30	(1.41)	0.55	4.48	(1.26)
Total from investment operations	2.66	(1.11)	0.86	4.74	(0.94)
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.29)	(0.25)	(0.25)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	(0.33)	(0.28)	(0.30)	(0.26)	(0.25)
Net asset value at end of period	$16.74	$14.41	$15.80	$15.24	$10.76
Total return	18.56%	(6.96%)	5.53%	44.07%	(8.20%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.04%	0.04%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.38%	2.13%	1.90%	1.93%	2.54%
Portfolio turnover rate	8%	12%	9%	9%	7%
Net assets, end of period (x 1,000,000)	$1,000	$660	$631	$474	$249

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.04%, 0.04% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023, March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report77

Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.2%
Large-Cap 45.7%
Schwab U.S. Large-Cap ETF	$306,080,571	$94,649,977	($38,154,073 )	($238,024 )	$94,947,556	$457,286,007	7,368,450	$5,455,601
Small-Cap 4.5%
Schwab U.S. Small-Cap ETF	30,718,715	13,627,848	(6,253,648)	(337,805)	7,047,480	44,802,590	909,882	543,834
						502,088,597

International Stocks 23.7%
Developed Markets 19.6%
Schwab International Equity ETF	131,714,207	51,681,271	(7,076,883)	(425,559)	20,521,743	196,414,779	5,033,695	4,737,444
Emerging Markets 4.1%
Schwab Emerging Markets Equity ETF	28,026,679	13,475,793	(1,960,342)	(405,499)	1,643,432	40,780,063	1,615,052	1,279,811
						237,194,842

Real Estate 5.5%
U.S. REITs 5.5%
Schwab U.S. REIT ETF	37,711,050	19,353,897	(3,830,750)	(806,214)	3,285,245	55,713,228	2,744,494	1,513,803

Fixed Income 19.6%
Intermediate-Term Bond 19.0%
Schwab U.S. Aggregate Bond ETF	113,393,854	84,462,378	(5,436,426)	(1,431,868)	(895,284)	190,092,654	4,132,449	4,683,814
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	3,369,389	2,694,113	(241,805)	(14,129)	(33,023)	5,774,545	119,779	164,473
						195,867,199

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	2,425,402	3,759,631	(2,400,000)	362	572	3,785,967	3,785,210	263,030
Total Affiliated Underlying Funds (Cost $814,643,078)	$653,439,867	$283,704,908	($65,353,927 )	($3,658,736 )	$126,517,721	$994,649,833		$18,641,810
Total Investments in Securities (Cost $814,643,078)						$994,649,833

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
78Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $814,643,078)		$994,649,833
Cash		7,333,359
Receivables:
Investments sold		2,900,938
Fund shares sold		948,401
Dividends	+	9,359
Total assets		1,005,841,890

Liabilities
Payables:
Investments bought		5,133,602
Fund shares redeemed		401,835
Investment adviser fees	+	24,018
Total liabilities		5,559,455
Net assets		$1,000,282,435

Net Assets by Source
Capital received from investors		$834,853,260
Total distributable earnings	+	165,429,175
Net assets		$1,000,282,435

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,000,282,435		59,746,245		$16.74

See financial notes
Schwab Target Index Funds | Annual Report79

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$18,641,810
Interest received from securities - unaffiliated issuers	+	177,715
Total investment income		18,819,525

Expenses
Investment adviser fees		620,775
Total expenses		620,775
Expense reduction	–	391,837
Net expenses	–	228,938
Net investment income		18,590,587

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,658,736)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	126,517,721
Net realized and unrealized gains		122,858,985
Increase in net assets resulting from operations		$141,449,572
See financial notes
80Schwab Target Index Funds | Annual Report

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$18,590,587	$13,005,719
Net realized losses		(3,658,736)	(10,374,953)
Net change in unrealized appreciation (depreciation)	+	126,517,721	(44,350,470)
Increase (decrease) in net assets resulting from operations		$141,449,572	($41,719,704 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,582,370 )	($12,175,890 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,154,804	$311,053,855	11,739,938	$166,584,592
Shares reinvested		1,082,414	17,177,905	873,881	11,910,999
Shares redeemed	+	(7,279,352)	(111,708,677)	(6,792,556)	(96,016,059)
Net transactions in fund shares		13,957,866	$216,523,083	5,821,263	$82,479,532

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,788,379	$659,892,150	39,967,116	$631,308,212
Total increase	+	13,957,866	340,390,285	5,821,263	28,583,938
End of period		59,746,245	$1,000,282,435	45,788,379	$659,892,150
See financial notes
Schwab Target Index Funds | Annual Report81

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$14.77	$16.23	$15.57	$10.68	$12.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.30	0.32	0.27	0.32
Net realized and unrealized gains (losses)	2.54	(1.49)	0.65	4.86	(1.43)
Total from investment operations	2.90	(1.19)	0.97	5.13	(1.11)
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.30)	(0.24)	(0.26)
Distributions from net realized gains	—	—	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	(0.33)	(0.27)	(0.31)	(0.24)	(0.26)
Net asset value at end of period	$17.34	$14.77	$16.23	$15.57	$10.68
Total return	19.78%	(7.21%)	6.11%	48.20%	(9.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.31%	2.11%	1.92%	1.93%	2.54%
Portfolio turnover rate	8%	10%	10%	6%	6%
Net assets, end of period (x 1,000)	$612,647	$410,566	$361,870	$274,502	$135,960

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
82Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 53.7%
Large-Cap 48.4%
Schwab U.S. Large-Cap ETF	$200,463,709	$57,131,706	($23,038,299 )	($174,542 )	$62,238,285	$296,620,859	4,779,582	$3,592,563
Small-Cap 5.3%
Schwab U.S. Small-Cap ETF	22,362,024	9,116,022	(4,011,173)	(212,029)	5,107,801	32,362,645	657,243	395,957
						328,983,504

International Stocks 26.5%
Developed Markets 21.5%
Schwab International Equity ETF	89,144,689	32,899,627	(3,898,763)	(260,420)	13,772,483	131,657,616	3,374,106	3,232,701
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	21,431,510	10,006,425	(1,442,271)	(336,018)	1,296,097	30,955,743	1,225,970	982,546
						162,613,359

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	25,323,343	12,709,907	(2,587,634)	(596,973)	2,197,923	37,046,566	1,824,954	1,025,562

Fixed Income 13.0%
Intermediate-Term Bond 12.5%
Schwab U.S. Aggregate Bond ETF	45,646,104	34,268,141	(2,372,206)	(617,444)	(377,513)	76,547,082	1,664,067	1,907,282
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,972,775	1,264,421	(148,722)	(11,734)	(13,621)	3,063,119	63,537	95,388
						79,610,201

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	47,182	1,873,294	(550,000)	149	12	1,370,637	1,370,363	76,567
Total Affiliated Underlying Funds (Cost $489,393,223)	$406,391,336	$159,269,543	($38,049,068 )	($2,209,011 )	$84,221,467	$609,624,267		$11,308,566
Total Investments in Securities (Cost $489,393,223)						$609,624,267

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report83

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $489,393,223)		$609,624,267
Cash		3,725,757
Receivables:
Investments sold		1,441,809
Fund shares sold		911,748
Dividends	+	3,388
Total assets		615,706,969

Liabilities
Payables:
Investments bought		2,600,867
Fund shares redeemed		444,601
Investment adviser fees	+	14,523
Total liabilities		3,059,991
Net assets		$612,646,978

Net Assets by Source
Capital received from investors		$500,647,306
Total distributable earnings	+	111,999,672
Net assets		$612,646,978

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$612,646,978		35,331,230		$17.34

See financial notes
84Schwab Target Index Funds | Annual Report

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$11,308,566
Interest received from securities - unaffiliated issuers	+	104,731
Total investment income		11,413,297

Expenses
Investment adviser fees		388,187
Total expenses		388,187
Expense reduction	–	246,581
Net expenses	–	141,606
Net investment income		11,271,691

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,209,011)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	84,221,467
Net realized and unrealized gains		82,012,456
Increase in net assets resulting from operations		$93,284,147
See financial notes
Schwab Target Index Funds | Annual Report85

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$11,271,691	$7,626,814
Net realized losses		(2,209,011)	(5,562,464)
Net change in unrealized appreciation (depreciation)	+	84,221,467	(26,247,201)
Increase (decrease) in net assets resulting from operations		$93,284,147	($24,182,851 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,772,839 )	($7,098,974 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,150,109	$176,280,420	8,058,666	$117,091,678
Shares reinvested		638,923	10,452,784	495,210	6,908,182
Shares redeemed	+	(4,261,174)	(67,163,666)	(3,044,724)	(44,021,515)
Net transactions in fund shares		7,527,858	$119,569,538	5,509,152	$79,978,345

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,803,372	$410,566,132	22,294,220	$361,869,612
Total increase	+	7,527,858	202,080,846	5,509,152	48,696,520
End of period		35,331,230	$612,646,978	27,803,372	$410,566,132
See financial notes
86Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$14.93	$16.44	$15.73	$10.63	$12.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	2.69	(1.55)	0.69	5.08	(1.52)
Total from investment operations	3.05	(1.24)	1.02	5.35	(1.20)
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.30)	(0.24)	(0.26)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	(0.33)	(0.27)	(0.31)	(0.25)	(0.26)
Net asset value at end of period	$17.65	$14.93	$16.44	$15.73	$10.63
Total return	20.58%	(7.41%)	6.37%	50.43%	(10.35%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.27%	2.11%	1.94%	1.93%	2.55%
Portfolio turnover rate	6%	9%	8%	6%	3%
Net assets, end of period (x 1,000)	$801,342	$511,144	$449,921	$321,048	$146,944

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report87

Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.8%
Large-Cap 49.9%
Schwab U.S. Large-Cap ETF	$256,511,189	$84,286,583	($22,527,380 )	($442,895 )	$82,152,802	$399,980,299	6,445,058	$4,715,197
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	30,732,090	14,147,523	(4,488,113)	(404,171)	7,445,465	47,432,794	963,298	559,875
						447,413,093

International Stocks 28.6%
Developed Markets 22.7%
Schwab International Equity ETF	116,854,189	50,477,732	(3,444,809)	(345,056)	18,832,117	182,374,173	4,673,864	4,324,518
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	30,483,755	17,009,508	(1,923,580)	(472,190)	1,960,427	47,057,920	1,863,680	1,437,732
						229,432,093

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	33,008,313	18,239,483	(2,457,336)	(508,633)	2,717,193	50,999,020	2,512,267	1,366,273

Fixed Income 8.6%
Intermediate-Term Bond 8.6%
Schwab U.S. Aggregate Bond ETF	40,010,336	31,535,651	(2,138,461)	(562,012)	(269,726)	68,575,788	1,490,778	1,693,170

Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	64,561	992,785	—	—	1	1,057,347	1,057,135	45,239
Total Affiliated Underlying Funds (Cost $645,646,994)	$507,664,433	$216,689,265	($36,979,679 )	($2,734,957 )	$112,838,279	$797,477,341		$14,142,004
Total Investments in Securities (Cost $645,646,994)						$797,477,341

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
88Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $645,646,994)		$797,477,341
Cash		5,438,296
Receivables:
Investments sold		1,150,867
Fund shares sold		873,584
Dividends	+	2,613
Total assets		804,942,701

Liabilities
Payables:
Investments bought		3,082,705
Fund shares redeemed		499,306
Investment adviser fees	+	18,969
Total liabilities		3,600,980
Net assets		$801,341,721

Net Assets by Source
Capital received from investors		$658,360,532
Total distributable earnings	+	142,981,189
Net assets		$801,341,721

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$801,341,721		45,397,867		$17.65

See financial notes
Schwab Target Index Funds | Annual Report89

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$14,142,004
Interest received from securities - unaffiliated issuers	+	122,546
Total investment income		14,264,550

Expenses
Investment adviser fees		493,376
Total expenses		493,376
Expense reduction	–	320,237
Net expenses	–	173,139
Net investment income		14,091,411

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,734,957)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	112,838,279
Net realized and unrealized gains		110,103,322
Increase in net assets resulting from operations		$124,194,733
See financial notes
90Schwab Target Index Funds | Annual Report

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$14,091,411	$9,352,231
Net realized losses		(2,734,957)	(6,224,374)
Net change in unrealized appreciation (depreciation)	+	112,838,279	(33,415,105)
Increase (decrease) in net assets resulting from operations		$124,194,733	($30,287,248 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,474,522 )	($8,721,233 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,609,972	$250,281,069	10,553,406	$154,497,524
Shares reinvested		796,412	13,228,402	608,207	8,569,636
Shares redeemed	+	(5,240,687)	(84,031,496)	(4,294,235)	(62,836,297)
Net transactions in fund shares		11,165,697	$179,477,975	6,867,378	$100,230,863

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,232,170	$511,143,535	27,364,792	$449,921,153
Total increase	+	11,165,697	290,198,186	6,867,378	61,222,382
End of period		45,397,867	$801,341,721	34,232,170	$511,143,535
See financial notes
Schwab Target Index Funds | Annual Report91

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$15.09	$16.62	$15.88	$10.60	$12.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	2.78	(1.57)	0.73	5.25	(1.60)
Total from investment operations	3.14	(1.26)	1.06	5.52	(1.28)
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.31)	(0.24)	(0.26)
Distributions from net realized gains	—	—	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	(0.33)	(0.27)	(0.32)	(0.24)	(0.26)
Net asset value at end of period	$17.90	$15.09	$16.62	$15.88	$10.60
Total return	20.98%	(7.47%)	6.51%	52.24%	(10.96%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.25%	2.11%	1.94%	1.92%	2.57%
Portfolio turnover rate	6%	8%	7%	6%	3%
Net assets, end of period (x 1,000)	$525,608	$335,615	$278,992	$189,841	$84,957

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
92Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 57.0%
Large-Cap 50.7%
Schwab U.S. Large-Cap ETF	$170,893,725	$54,907,440	($13,787,890 )	($332,585 )	$54,857,949	$266,538,639	4,294,854	$3,165,747
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	21,289,832	9,776,749	(2,943,623)	(268,016)	5,139,108	32,994,050	670,066	391,080
						299,532,689

International Stocks 29.9%
Developed Markets 23.5%
Schwab International Equity ETF	78,963,183	34,183,123	(2,107,048)	(189,099)	12,614,155	123,464,314	3,164,129	2,947,018
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	21,563,624	12,425,732	(1,594,683)	(382,273)	1,457,005	33,469,405	1,325,521	1,021,378
						156,933,719

Real Estate 6.5%
U.S. REITs 6.5%
Schwab U.S. REIT ETF	22,231,521	12,183,372	(1,506,689)	(311,164)	1,801,919	34,398,959	1,694,530	926,383

Fixed Income 6.1%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	19,030,496	14,179,935	(879,116)	(227,956)	(155,117)	31,948,242	694,527	805,467

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.31% (b)	68,422	3,696	—	—	7	72,125	72,111	3,707
Total Affiliated Underlying Funds (Cost $423,979,457)	$334,040,803	$137,660,047	($22,819,049 )	($1,711,093 )	$75,715,026	$522,885,734		$9,260,780
Total Investments in Securities (Cost $423,979,457)						$522,885,734

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report93

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $423,979,457)		$522,885,734
Cash		3,175,469
Receivables:
Fund shares sold		980,952
Investments sold		696,107
Dividends	+	178
Total assets		527,738,440

Liabilities
Payables:
Investments bought		1,633,983
Fund shares redeemed		484,188
Investment adviser fees	+	12,000
Total liabilities		2,130,171
Net assets		$525,608,269

Net Assets by Source
Capital received from investors		$432,326,208
Total distributable earnings	+	93,282,061
Net assets		$525,608,269

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$525,608,269		29,363,627		$17.90

See financial notes
94Schwab Target Index Funds | Annual Report

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$9,260,780
Interest received from securities - unaffiliated issuers	+	73,652
Total investment income		9,334,432

Expenses
Investment adviser fees		325,460
Total expenses		325,460
Expense reduction	–	213,087
Net expenses	–	112,373
Net investment income		9,222,059

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,711,093)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	75,715,026
Net realized and unrealized gains		74,003,933
Increase in net assets resulting from operations		$83,225,992
See financial notes
Schwab Target Index Funds | Annual Report95

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$9,222,059	$6,004,970
Net realized losses		(1,711,093)	(3,773,557)
Net change in unrealized appreciation (depreciation)	+	75,715,026	(20,594,599)
Increase (decrease) in net assets resulting from operations		$83,225,992	($18,363,186 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,864,830 )	($5,564,651 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,794,975	$158,842,881	7,374,138	$109,006,129
Shares reinvested		509,035	8,561,970	378,477	5,385,728
Shares redeemed	+	(3,186,899)	(51,772,418)	(2,292,071)	(33,841,112)
Net transactions in fund shares		7,117,111	$115,632,433	5,460,544	$80,550,745

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,246,516	$335,614,674	16,785,972	$278,991,766
Total increase	+	7,117,111	189,993,595	5,460,544	56,622,908
End of period		29,363,627	$525,608,269	22,246,516	$335,614,674
See financial notes
96Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20
Per-Share Data
Net asset value at beginning of period	$15.17	$16.73	$15.95	$10.55	$12.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.31	0.33	0.27	0.32
Net realized and unrealized gains (losses)	2.85	(1.59)	0.77	5.38	(1.66)
Total from investment operations	3.21	(1.28)	1.10	5.65	(1.34)
Less distributions:
Distributions from net investment income	(0.34)	(0.28)	(0.31)	(0.24)	(0.27)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total distributions	(0.34)	(0.28)	(0.32)	(0.25)	(0.27)
Net asset value at end of period	$18.04	$15.17	$16.73	$15.95	$10.55
Total return	21.30%	(7.56%)	6.74%	53.70%	(11.50%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%	0.04%[4]	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%	0.08%[4]	0.08%	0.08%	0.08%
Net investment income (loss)	2.23%	2.10%	1.95%	1.92%	2.54%
Portfolio turnover rate	7%	8%	6%	7%	4%
Net assets, end of period (x 1,000)	$611,373	$400,706	$345,015	$226,973	$100,674

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2024,
March 31, 2023,  March 31, 2022, March 31, 2021, and March 31, 2020 (see financial note 4 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Annual Report97

Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.8%
Large-Cap 51.3%
Schwab U.S. Large-Cap ETF	$206,281,943	$62,383,003	($19,695,836 )	($458,395 )	$65,026,397	$313,537,112	5,052,161	$3,732,787
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	26,553,011	12,287,357	(4,801,874)	(462,002)	6,460,010	40,036,502	813,089	478,234
						353,573,614

International Stocks 30.8%
Developed Markets 24.0%
Schwab International Equity ETF	96,502,384	40,754,909	(5,160,064)	(489,678)	15,400,260	147,007,811	3,767,499	3,531,428
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	27,309,223	14,916,368	(2,151,175)	(499,725)	1,789,708	41,364,399	1,638,194	1,267,325
						188,372,210

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	27,090,648	14,337,999	(2,389,800)	(500,804)	2,302,512	40,840,555	2,011,850	1,105,251

Fixed Income 4.1%
Intermediate-Term Bond 4.1%
Schwab U.S. Aggregate Bond ETF	14,784,672	11,309,821	(719,938)	(179,803)	(137,264)	25,057,488	544,728	618,653
Total Affiliated Underlying Funds (Cost $490,322,814)	$398,521,881	$155,989,457	($34,918,687 )	($2,590,407 )	$90,841,623	$607,843,867		$10,733,678
Total Investments in Securities (Cost $490,322,814)						$607,843,867

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
98Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $490,322,814)		$607,843,867
Cash		4,089,053
Receivables:
Fund shares sold		908,068
Investments sold	+	892,982
Total assets		613,733,970

Liabilities
Payables:
Investments bought		2,154,415
Fund shares redeemed		192,619
Investment adviser fees	+	13,853
Total liabilities		2,360,887
Net assets		$611,373,083

Net Assets by Source
Capital received from investors		$502,023,312
Total distributable earnings	+	109,349,771
Net assets		$611,373,083

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$611,373,083		33,883,582		$18.04

See financial notes
Schwab Target Index Funds | Annual Report99

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$10,733,678
Interest received from securities - unaffiliated issuers	+	85,928
Total investment income		10,819,606

Expenses
Investment adviser fees		380,610
Total expenses		380,610
Expense reduction	–	251,263
Net expenses	–	129,347
Net investment income		10,690,259

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,590,407)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	90,841,623
Net realized and unrealized gains		88,251,216
Increase in net assets resulting from operations		$98,941,475
See financial notes
100Schwab Target Index Funds | Annual Report

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$10,690,259	$7,228,448
Net realized losses		(2,590,407)	(4,884,251)
Net change in unrealized appreciation (depreciation)	+	90,841,623	(26,073,938)
Increase (decrease) in net assets resulting from operations		$98,941,475	($23,729,741 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,331,923 )	($6,727,461 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,139,807	$198,088,225	9,052,104	$134,455,017
Shares reinvested		593,953	10,061,565	458,159	6,551,670
Shares redeemed	+	(5,268,864)	(86,092,095)	(3,712,742)	(54,858,819)
Net transactions in fund shares		7,464,896	$122,057,695	5,797,521	$86,147,868

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,418,686	$400,705,836	20,621,165	$345,015,170
Total increase	+	7,464,896	210,667,247	5,797,521	55,690,666
End of period		33,883,582	$611,373,083	26,418,686	$400,705,836
See financial notes
Schwab Target Index Funds | Annual Report101

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21[1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$9.77	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.24	0.20	0.25	0.02
Net realized and unrealized gains (losses)	1.86	(1.03)	0.44 [3]	0.19
Total from investment operations	2.10	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.14)	—
Net asset value at end of period	$11.67	$9.77	$10.76	$10.21
Total return	21.62%	(7.58%)	6.69%	2.10%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.02%	0.03%[6]	0.03%	0.04%[7]
Gross operating expenses[5]	0.08%	0.08%[6]	0.08%	0.08%[7]
Net investment income (loss)	2.26%	2.13%	2.30%	2.46%[7]
Portfolio turnover rate	7%	19%	19%	0%[4,8]
Net assets, end of period (x 1,000)	$108,980	$48,311	$29,071	$1,820

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06% 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended March 31,
2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 4 for additional information).

[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Annualized.
[8]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes
102Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.5%
Large-Cap 51.7%
Schwab U.S. Large-Cap ETF	$25,053,193	$24,030,154	($2,682,284 )	($133,083 )	$10,117,936	$56,385,916	908,571	$569,230
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	3,287,606	3,824,567	(702,924)	(89,162)	1,067,637	7,387,724	150,035	73,501
						63,773,640

International Stocks 31.6%
Developed Markets 24.5%
Schwab International Equity ETF	11,808,719	12,996,695	(548,529)	(72,568)	2,537,945	26,722,262	684,835	521,541
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	3,415,072	4,431,076	(351,093)	(94,870)	334,849	7,735,034	306,338	198,786
						34,457,296

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	3,309,169	4,173,966	(394,891)	(88,759)	401,732	7,401,217	364,592	167,435

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	1,189,731	1,598,462	(46,345)	(9,777)	(8,917)	2,723,154	59,199	59,448
Total Affiliated Underlying Funds (Cost $95,387,329)	$48,063,490	$51,054,920	($4,726,066 )	($488,219 )	$14,451,182	$108,355,307		$1,589,941
Total Investments in Securities (Cost $95,387,329)						$108,355,307

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At March 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Annual Report103

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $95,387,329)		$108,355,307
Cash		831,235
Receivables:
Fund shares sold		303,193
Investments sold	+	23,385
Total assets		109,513,120

Liabilities
Payables:
Investments bought		472,890
Fund shares redeemed		58,072
Investment adviser fees	+	1,689
Total liabilities		532,651
Net assets		$108,980,469

Net Assets by Source
Capital received from investors		$97,753,154
Total distributable earnings	+	11,227,315
Net assets		$108,980,469

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$108,980,469		9,338,936		$11.67

See financial notes
104Schwab Target Index Funds | Annual Report

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2023 through March 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,589,941
Interest received from securities - unaffiliated issuers	+	14,747
Total investment income		1,604,688

Expenses
Investment adviser fees		56,099
Total expenses		56,099
Expense reduction	–	43,111
Net expenses	–	12,988
Net investment income		1,591,700

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(488,219)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	14,451,182
Net realized and unrealized gains		13,962,963
Increase in net assets resulting from operations		$15,554,663
See financial notes
Schwab Target Index Funds | Annual Report105

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/23-3/31/24		4/1/22-3/31/23
Net investment income		$1,591,700	$761,448
Net realized losses		(488,219)	(1,320,510)
Net change in unrealized appreciation (depreciation)	+	14,451,182	(1,090,615)
Increase (decrease) in net assets resulting from operations		$15,554,663	($1,649,677 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,475,256 )	($683,278 )

TRANSACTIONS IN FUND SHARES
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,533,827	$58,499,558	3,228,980	$30,903,737
Shares reinvested		128,383	1,404,518	71,550	658,971
Shares redeemed	+	(1,267,709)	(13,313,927)	(1,056,735)	(9,989,477)
Net transactions in fund shares		4,394,501	$46,590,149	2,243,795	$21,573,231

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-3/31/24			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,944,435	$48,310,913	2,700,640	$29,070,637
Total increase	+	4,394,501	60,669,556	2,243,795	19,240,276
End of period		9,338,936	$108,980,469	4,944,435	$48,310,913
See financial notes
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Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Index Funds is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value.  The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations and forward foreign currency exchange contracts.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used  due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses, are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser (see financial note 4 for additional information).
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
 An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to maintain the "total annual operating expenses" of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds.  As of March 31, 2024, each Schwab Target Index Fund’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	0.1%	0.3%	0.3%	0.5%	0.4%	0.6%	0.4%	0.5%	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.4%	0.5%	0.4%	0.5%	0.3%	0.4%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.2%	0.3%	0.2%	0.1%	0.1%	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.6%	3.0%	4.8%	2.8%	2.5%	1.0%	0.9%	0.4%	0.3%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.4%	1.0%	0.8%	1.1%	0.7%	1.0%	0.7%	0.8%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.3%	0.7%	0.6%	0.9%	0.6%	0.8%	0.5%	0.6%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.3%	0.2%	0.3%	0.2%	0.2%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.2%	— %	— %	— %	— %	— %	— %	— %
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded within Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended March 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$387,692	$5,510,029	($92,171 )
Schwab Target 2015 Index Fund	950,129	4,962,881	108,481
Schwab Target 2020 Index Fund	942,793	17,230,227	(468,307)
Schwab Target 2025 Index Fund	4,896,555	22,075,228	(169,323)
Schwab Target 2030 Index Fund	7,433,699	9,344,417	(323,713)
Schwab Target 2035 Index Fund	7,534,579	4,171,748	(184,729)
Schwab Target 2040 Index Fund	9,391,803	1,816,309	(51,756)
Schwab Target 2045 Index Fund	6,737,149	2,964,082	(177,591)
Schwab Target 2050 Index Fund	15,464,223	538,204	(51,935)
Schwab Target 2055 Index Fund	11,845,812	812,113	(37,005)
Schwab Target 2060 Index Fund	11,849,531	2,628,183	(212,832)
Schwab Target 2065 Index Fund	6,163,849	1,169,700	(151,793)

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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$12,314,431	$13,407,227
Schwab Target 2015 Index Fund	25,358,273	13,777,866
Schwab Target 2020 Index Fund	59,563,023	52,472,247
Schwab Target 2025 Index Fund	131,696,171	95,139,760
Schwab Target 2030 Index Fund	279,231,664	99,610,878
Schwab Target 2035 Index Fund	245,008,908	62,018,602
Schwab Target 2040 Index Fund	283,704,908	65,353,927
Schwab Target 2045 Index Fund	159,269,543	38,049,068
Schwab Target 2050 Index Fund	216,689,265	36,979,679
Schwab Target 2055 Index Fund	137,660,047	22,819,049
Schwab Target 2060 Index Fund	155,989,457	34,918,687
Schwab Target 2065 Index Fund	51,054,920	4,726,066
114Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of March 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$41,540,111	$6,970,011	($3,266,862 )	$3,703,149
Schwab Target 2015 Index Fund	65,718,207	11,614,893	(3,941,248)	7,673,645
Schwab Target 2020 Index Fund	246,362,417	47,295,801	(18,779,569)	28,516,232
Schwab Target 2025 Index Fund	491,984,550	98,309,957	(34,458,122)	63,851,835
Schwab Target 2030 Index Fund	938,066,000	195,770,022	(47,044,653)	148,725,369
Schwab Target 2035 Index Fund	670,375,069	144,014,148	(25,656,657)	118,357,491
Schwab Target 2040 Index Fund	827,254,818	191,989,689	(24,594,674)	167,395,015
Schwab Target 2045 Index Fund	497,631,584	124,895,797	(12,903,114)	111,992,683
Schwab Target 2050 Index Fund	655,127,751	155,924,008	(13,574,418)	142,349,590
Schwab Target 2055 Index Fund	430,356,266	100,818,174	(8,288,706)	92,529,468
Schwab Target 2060 Index Fund	499,167,793	119,020,021	(10,343,947)	108,676,074
Schwab Target 2065 Index Fund	97,357,824	13,072,194	(2,074,711)	10,997,483

As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Target 2010 Index Fund	$323,204	$56,510	$3,703,149	$—	$4,082,863
Schwab Target 2015 Index Fund	552,458	15,837	7,673,645	—	8,241,940
Schwab Target 2020 Index Fund	1,986,876	613,625	28,516,232	—	31,116,733
Schwab Target 2025 Index Fund	2,388,051	794,810	63,851,835	—	67,034,696
Schwab Target 2030 Index Fund	4,124,433	—	148,725,369	(6,119,283)	146,730,519
Schwab Target 2035 Index Fund	2,676,390	—	118,357,491	(2,681,327)	118,352,554
Schwab Target 2040 Index Fund	3,031,219	—	167,395,015	(4,997,059)	165,429,175
Schwab Target 2045 Index Fund	1,678,100	—	111,992,683	(1,671,111)	111,999,672
Schwab Target 2050 Index Fund	2,020,480	—	142,349,590	(1,388,881)	142,981,189
Schwab Target 2055 Index Fund	1,261,113	—	92,529,468	(508,520)	93,282,061
Schwab Target 2060 Index Fund	1,416,065	—	108,676,074	(742,368)	109,349,771
Schwab Target 2065 Index Fund	242,511	—	10,997,483	(12,679)	11,227,315
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Target Index Funds | Annual Report115

Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	6,119,283
Schwab Target 2035 Index Fund	2,681,327
Schwab Target 2040 Index Fund	4,997,059
Schwab Target 2045 Index Fund	1,671,111
Schwab Target 2050 Index Fund	1,388,881
Schwab Target 2055 Index Fund	508,520
Schwab Target 2060 Index Fund	742,368
Schwab Target 2065 Index Fund	12,679
For the fiscal year ended March 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab Target 2010 Index Fund	$505,437
Schwab Target 2015 Index Fund	609,539
Schwab Target 2020 Index Fund	2,370,376
Schwab Target 2025 Index Fund	4,111,557
Schwab Target 2030 Index Fund	1,057,066
Schwab Target 2035 Index Fund	309,009
Schwab Target 2040 Index Fund	325,476
Schwab Target 2045 Index Fund	175,500
Schwab Target 2050 Index Fund	97,685
Schwab Target 2055 Index Fund	30,885
Schwab Target 2060 Index Fund	37,609
Schwab Target 2065 Index Fund	894
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,250,052	$—	$1,027,269	$102,167
Schwab Target 2015 Index Fund	1,653,672	—	1,372,764	126,009
Schwab Target 2020 Index Fund	6,995,291	—	5,290,898	729,579
Schwab Target 2025 Index Fund	13,408,237	—	10,489,514	—
Schwab Target 2030 Index Fund	22,109,143	—	15,856,833	—
Schwab Target 2035 Index Fund	14,475,491	—	9,490,510	—
Schwab Target 2040 Index Fund	17,582,370	—	12,175,890	—
Schwab Target 2045 Index Fund	10,772,839	—	7,098,974	—
Schwab Target 2050 Index Fund	13,474,522	—	8,721,233	—
Schwab Target 2055 Index Fund	8,864,830	—	5,564,651	—
Schwab Target 2060 Index Fund	10,331,923	—	6,727,461	—
Schwab Target 2065 Index Fund	1,475,256	—	683,278	—
116Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Target Index Funds | Annual Report117

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the “Funds”), twelve of the funds constituting Schwab Capital Trust, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended (excluding the Schwab Target 2065 Index Fund); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from February 26, 2021 (commencement of operations) through March 31, 2021, for the Schwab Target 2065 Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended (excluding the Schwab Target 2065 Index Fund) in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Index Fund as of March 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 26, 2021 (commencement of operations) through March 31, 2021, in conformity with accounting principles generally accepted in the United States of America. For each of the Funds (excluding Schwab Target 2065 Index Fund), the financial highlights for the year ended March 31, 2020 were audited by other auditors, whose report, dated May 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 17, 2024
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.
118Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended March 31, 2024. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Target 2010 Index Fund	$8,739	$103,485
Schwab Target 2015 Index Fund	13,647	161,602
Schwab Target 2020 Index Fund	64,746	766,675
Schwab Target 2025 Index Fund	182,032	2,052,841
Schwab Target 2030 Index Fund	451,731	4,978,241
Schwab Target 2035 Index Fund	384,076	4,172,692
Schwab Target 2040 Index Fund	556,796	5,988,222
Schwab Target 2045 Index Fund	393,435	4,194,332
Schwab Target 2050 Index Fund	541,548	5,733,026
Schwab Target 2055 Index Fund	374,187	3,948,061
Schwab Target 2060 Index Fund	453,751	4,773,946
Schwab Target 2065 Index Fund	68,448	716,546
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2024, qualify for the corporate dividends received deduction:

Schwab Target 2010 Index Fund	12.30%
Schwab Target 2015 Index Fund	13.16%
Schwab Target 2020 Index Fund	14.70%
Schwab Target 2025 Index Fund	16.81%
Schwab Target 2030 Index Fund	21.88%
Schwab Target 2035 Index Fund	25.68%
Schwab Target 2040 Index Fund	28.80%
Schwab Target 2045 Index Fund	31.30%
Schwab Target 2050 Index Fund	32.85%
Schwab Target 2055 Index Fund	33.65%
Schwab Target 2060 Index Fund	34.29%
Schwab Target 2065 Index Fund	34.65%
For the fiscal year ended March 31, 2024, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Schwab Target 2010 Index Fund	$252,950
Schwab Target 2015 Index Fund	362,952
Schwab Target 2020 Index Fund	1,760,209
Schwab Target 2025 Index Fund	4,024,817
Schwab Target 2030 Index Fund	8,910,958
Schwab Target 2035 Index Fund	7,003,256
Schwab Target 2040 Index Fund	9,727,066
Schwab Target 2045 Index Fund	6,621,251
Schwab Target 2050 Index Fund	8,794,149
Schwab Target 2055 Index Fund	5,991,900
Schwab Target 2060 Index Fund	7,175,130
Schwab Target 2065 Index Fund	1,028,845
Schwab Target Index Funds | Annual Report119

Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

For the fiscal year ended March 31, 2024 the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Schwab Target 2010 Index Fund	$43,797
Schwab Target 2015 Index Fund	62,407
Schwab Target 2020 Index Fund	296,479
Schwab Target 2025 Index Fund	693,362
Schwab Target 2030 Index Fund	1,556,869
Schwab Target 2035 Index Fund	1,235,495
Schwab Target 2040 Index Fund	1,735,076
Schwab Target 2045 Index Fund	1,190,358
Schwab Target 2050 Index Fund	1,537,465
Schwab Target 2055 Index Fund	1,086,406
Schwab Target 2060 Index Fund	1,304,012
Schwab Target 2065 Index Fund	189,673
For the fiscal year ended March 31, 2024, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Target 2010 Index Fund	74.32%
Schwab Target 2015 Index Fund	68.51%
Schwab Target 2020 Index Fund	68.43%
Schwab Target 2025 Index Fund	60.34%
Schwab Target 2030 Index Fund	47.26%
Schwab Target 2035 Index Fund	35.91%
Schwab Target 2040 Index Fund	26.26%
Schwab Target 2045 Index Fund	17.59%
Schwab Target 2050 Index Fund	11.42%
Schwab Target 2055 Index Fund	8.43%
Schwab Target 2060 Index Fund	5.54%
Schwab Target 2065 Index Fund	3.63%

120Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

122Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Target Index Funds | Annual Report123

Schwab Target Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights greater than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
124Schwab Target Index Funds | Annual Report

Schwab Target Index Funds
FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5% Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury
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Schwab Target Index Funds
Inflation-Linked Bond Index (Series-L), 1.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9%
FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
126Schwab Target Index Funds | Annual Report

Notes

Notes

Schwab Target Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-07
00298809

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Twelve series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2023/2024 and 2022/2023, based on their respective 2023/2024 and 2022/2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/ 2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$1,272,477	$1,195,825	$95,400	$90,000	$170,820	$161,200	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023/2024: $4,034,714	2022/2023: $3,136,515

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	May 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	May 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	May 17, 2024